UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

TIF Foreign Smaller Companies Series
Advisor Class [TFSCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$71	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$19,098,091
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	13.79%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
TIF Foreign Smaller Companies Series	PAGE 1	458-STSR-0826

TIF International Equity Series
Primary Shares [TFEQX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Primary Shares	$57	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$62,188,694
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	20.04%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
TIF International Equity Series	PAGE 1	454-STSR-0826

TIF International Equity Series
Service Shares [TFESX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Service Shares	$74	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$62,188,694
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	20.04%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
TIF International Equity Series	PAGE 1	444-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Institutional Funds
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
Foreign Smaller Companies Series
International Equity Series
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
ftinstitutional.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 11
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.18 $15.94 $18.67 $16.35 $21.80 $23.03
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.34 0.28 0.26 0.31 0.28
Net realized and unrealized gains (losses) 0.91 1.20 (0.72) 2.30 (5.38) 2.07
Total from investment operations ........ 1.00 1.54 (0.44) 2.56 (5.07) 2.35
Less distributions from:
Net investment income .............. — (1.25) (0.63) (0.24) (0.32) (0.28)
Net realized gains ................. — (6.05) (1.66) — (0.06) (3.30)
Total distributions ................... — (7.30) (2.29) (0.24) (0.38) (3.58)
Net asset value, end of period .......... $11.18 $10.18 $15.94 $18.67 $16.35 $21.80
Total return
c
....................... 9.82% 9.98% (2.49)% 15.75% (23.19)% 10.72%
Ratios to average net assets
d
Expenses
e
........................ 1.36% 1.26% 1.10% 1.09% 1.02% 1.04%
Net investment income ............... 1.73% 2.04% 1.50% 1.49% 1.76% 1.13%
Supplemental data
Net assets , end of period (000’s) ........ $19,098 $23,948 $111,846 $191,256 $353,380 $739,717
Portfolio turnover rate ................ 13.79% 90.01% 29.65% 36.62% 16.54% 31.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2026
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.0%
Austria 2.1%
DO & CO AG ................... Commercial Services & Supplies 988 $ 245,121
SBO AG ....................... Energy Equipment & Services 4,833 159,039
404,160
Bahamas 2.3%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 15,752 444,837
Brazil 3.0%
a
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 38,957 313,994
b
Dexco SA ...................... Paper & Forest Products 262,944 253,149
567,143
Canada 4.3%
b
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 24,100 173,666
Canaccord Genuity Group, Inc. ...... Capital Markets 63,600 654,723
828,389
China 1.7%
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 650,000 325,863
France 3.4%
Mersen SA ..................... Electrical Equipment 13,588 648,953
Germany 3.5%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 6,079 327,771
a,b,c
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 12,700 333,835
661,606
Hong Kong 2.5%
Techtronic Industries Co. Ltd. ....... Machinery 28,500 474,284
Ireland 2.1%
Uniphar plc ..................... Health Care Providers & Services 79,678 405,277
Israel 1.5%
b
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 4,254 276,186
Italy 8.7%
c
Carel Industries SpA , 144A , Reg S ... Building Products 9,745 353,525
a
Ferretti SpA .................... Leisure Products 95,189 324,420
Interpump Group SpA ............. Machinery 6,556 253,806
LU-VE SpA ..................... Building Products 3,156 239,953
Sanlorenzo SpA ................. Leisure Products 6,695 274,406
c
Technogym SpA , 144A , Reg S ...... Leisure Products 12,619 219,360
1,665,470
Japan 19.6%
a
Aica Kogyo Co. Ltd. .............. Chemicals 10,300 234,681
Anicom Holdings, Inc. ............. Insurance 33,500 253,116
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 10,100 274,707
a
IDOM, Inc. ..................... Specialty Retail 35,400 297,457
Kaneka Corp. ................... Chemicals 11,300 398,436
a
Keihanshin Building Co. Ltd. ........ Real Estate Management & Development 59,800 400,368
METAWATER Co. Ltd. ............ Machinery 14,100 291,017
Morinaga & Co. Ltd. .............. Food Products 12,800 204,520
Nichiha Corp. ................... Building Products 7,900 148,931
a
Nihon M&A Center Holdings, Inc. .... Capital Markets 49,100 193,232

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Nissei ASB Machine Co. Ltd. ........ Machinery 8,000 $ 449,807
Raito Kogyo Co. Ltd. .............. Construction & Engineering 11,500 289,530
Roland Corp. ................... Leisure Products 12,300 313,808
3,749,610
Mexico 1.5%
Bolsa Mexicana de Valores SAB de CV Capital Markets 142,600 284,181
New Zealand 1.4%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 54,428 269,293
Norway 1.5%
TGS ASA ...................... Energy Equipment & Services 22,689 294,844
Philippines 1.4%
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 415,700 275,036
Singapore 1.1%
Stoneweg Europe Stapled Trust ..... Diversified REITs 119,700 209,417
South Korea 8.3%
BNK Financial Group, Inc. .......... Banks 24,739 273,909
iM Financial Group Co. Ltd. ......... Banks 14,213 155,000
InBody Co. Ltd. .................. Health Care Equipment & Supplies 13,912 521,431
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 1,610 192,891
NongShim Co. Ltd. ............... Food Products 387 84,035
Soulbrain Co. Ltd. ................ Chemicals 1,494 356,575
1,583,841
Switzerland 2.5%
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 1,754 295,181
a
Siegfried Holding AG .............. Life Sciences Tools & Services 2,156 188,662
483,843
Taiwan 4.5%
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 139,000 289,946
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 34,000 559,999
849,945
Thailand 0.5%
I-TAIL Corp. PCL ................. Food Products 186,100 90,450
United Kingdom 13.6%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 177,872 183,904
Fevertree Drinks plc .............. Beverages 30,260 326,124
Man Group plc .................. Capital Markets 138,217 535,836
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 7,190 290,693
Savills plc ...................... Real Estate Management & Development 28,225 319,730
Vesuvius plc .................... Machinery 66,330 394,166
b,c
Watches of Switzerland Group plc , 144A Specialty Retail 57,341 539,753
2,590,206
United States 3.0%
Axis Capital Holdings Ltd. .......... Insurance 1,603 172,226

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a,b
IMAX Corp. ..................... Entertainment 9,999 $ 398,560
570,786
Total Common Stocks (Cost $ 11,783,106 ) ......................................
17,953,620
a
Management Investment Companies 1.0%
United States 1.0%
iShares MSCI EAFE Small-Cap ETF .. Capital Markets 2,375 195,391
Total Management Investment Companies (Cost $ 195,764 ) .......................
195,391
Total Long Term Investments (Cost $ 11,978,870 ) ................................
18,149,011
Short Term Investments 3.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.7%
United States 3.7%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 711,057 711,057
Total Money Market Funds (Cost $ 711,057 ) .....................................
711,057
f
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 43,160 43,160
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 43,160 ) ....................................................................
43,160
a a a a a
Total Short Term Investments (Cost $ 754,217 ) ..................................
754,217
a a a
Total Investments (Cost $ 12,733,087 ) 98.9% ....................................
$18,903,228
Other Assets, less Liabilities 1.1% .............................................
194,863
Net Assets 100.0% ...........................................................
$19,098,091
a a a
See Abbreviations on page 25 .
a
A portion or all of the security is on loan at June 30, 2026. See Note 1(d).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $2,067,517, representing 10.8% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Primary Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.33 $10.21 $10.91 $10.19 $11.96 $15.22
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.20 0.24 0.49
c
0.26 0.26
Net realized and unrealized gains (losses) 1.32 2.92 0.67 1.77 (1.40) 0.55
Total from investment operations ........ 1.43 3.12 0.91 2.26 (1.14) 0.81
Less distributions from:
Net investment income .............. — (0.22) (0.30) (0.90) (0.10) (1.46)
Net realized gains ................. — (3.78) (1.31) (0.64) (0.53) (2.61)
Total distributions ................... — (4.00) (1.61) (1.54) (0.63) (4.07)
Net asset value, end of period .......... $10.76 $9.33 $10.21 $10.91 $10.19 $11.96
Total return
d
....................... 15.43% 31.09% 8.40% 22.84% (9.23)% 5.75%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.20% 0.97% 0.92% 0.87% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.16% 0.92% 0.88% 0.83% 0.91%
Net investment income ............... 2.06% 1.72% 2.02% 4.31%
c
2.35% 1.64%
Supplemental data
Net assets, end of period (000’s) ........ $62,072 $57,987 $101,210 $127,735 $196,051 $386,291
Portfolio turnover rate ................ 20.04% 56.42% 30.90% 18.18%
f
46.42% 44.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.34%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Service Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.77 $10.55 $11.23 $10.45 $12.24 $15.48
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.21 0.22 0.49
c
0.20 0.24
Net realized and unrealized gains (losses) 1.39 2.98 0.69 1.84 (1.38) 0.58
Total from investment operations ........ 1.48 3.19 0.91 2.33 (1.18) 0.82
Less distributions from:
Net investment income .............. — (0.19) (0.28) (0.91) (0.08) (1.45)
Net realized gains ................. — (3.78) (1.31) (0.64) (0.53) (2.61)
Total distributions ................... — (3.97) (1.59) (1.55) (0.61) (4.06)
Net asset value, end of period .......... $11.25 $9.77 $10.55 $11.23 $10.45 $12.24
Total return
d
....................... 15.25% 30.80% 8.21% 22.68% (9.29)% 5.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.42% 1.44% 1.19% 0.86% 1.01% 1.04%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.40% 1.15% 0.82% 0.97% 1.00%
Net investment income ............... 1.77% 1.75% 1.82% 4.26%
c
1.71% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $117 $132 $129 $136 $123 $521
Portfolio turnover rate ................ 20.04% 56.42% 30.90% 18.18%
f
46.42% 44.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.29%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2026
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 93.3%
Australia 0.9%
Rio Tinto plc .................... Metals & Mining 6,045 $ 571,886
Canada 4.3%
Manulife Financial Corp. ........... Insurance 26,100 1,058,539
Royal Bank of Canada ............ Banks 7,700 1,594,455
2,652,994
China 4.4%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 56,800 680,944
BYD Co. Ltd. , H ................. Automobiles 66,500 616,183
a,b
JD.com, Inc. , ADR ................ Broadline Retail 31,512 802,926
a
Tencent Holdings Ltd. ............. Interactive Media & Services 12,000 662,191
2,762,244
Denmark 1.8%
Novo Nordisk A/S , B .............. Pharmaceuticals 22,881 1,098,905
France 6.3%
Cie de Saint-Gobain SA ........... Building Products 11,371 1,031,149
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 1,340 741,101
Veolia Environnement SA .......... Multi-Utilities 28,173 1,174,005
Vinci SA ....................... Construction & Engineering 6,755 986,555
3,932,810
Germany 9.3%
adidas AG ...................... Textiles, Apparel & Luxury Goods 8,269 1,697,044
Daimler Truck Holding AG .......... Machinery 18,849 909,070
Deutsche Telekom AG ............. Diversified Telecommunication Services 26,717 728,420
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 19,016 1,791,344
Siemens Energy AG .............. Electrical Equipment 3,439 655,616
5,781,494
Hong Kong 1.4%
AIA Group Ltd. .................. Insurance 98,400 900,875
India 2.2%
HDFC Bank Ltd. ................. Banks 163,981 1,383,911
Japan 10.6%
Daiwa Securities Group, Inc. ........ Capital Markets 81,600 809,288
Ebara Corp. .................... Machinery 38,100 1,492,092
Japan Post Bank Co. Ltd. .......... Banks 55,000 1,046,779
Mitsubishi Electric Corp. ........... Electrical Equipment 32,458 1,190,381
Mizuho Financial Group, Inc. ........ Banks 15,500 744,447
b
Toyota Motor Corp. , ADR .......... Automobiles 7,600 1,279,992
6,562,979
Netherlands 8.5%
Akzo Nobel NV .................. Chemicals 14,585 991,866
c
Euronext NV , 144A , Reg S ......... Capital Markets 7,396 1,182,999
Heineken NV ................... Beverages 15,864 1,331,983
ING Groep NV .................. Banks 56,879 1,794,721
5,301,569
Norway 1.7%
Norsk Hydro ASA ................ Metals & Mining 113,770 1,029,480
South Korea 6.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 17,988 3,991,488

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Switzerland 2.2%
UBS Group AG .................. Capital Markets 27,543 $ 1,365,031
Taiwan 4.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 36,298 2,863,559
United Kingdom 16.0%
AstraZeneca plc ................. Pharmaceuticals 13,347 2,491,942
Barratt Redrow plc ............... Household Durables 153,551 572,648
b
Diageo plc , ADR ................. Beverages 12,200 980,636
JD Sports Fashion plc ............. Specialty Retail 669,979 753,035
Lloyds Banking Group plc .......... Banks 452,473 662,207
SSE plc ....................... Electric Utilities 55,584 1,793,280
Standard Chartered plc ............ Banks 58,429 1,580,071
Unilever plc ..................... Personal Care Products 18,363 1,103,021
9,936,840
United States 12.7%
BP plc ......................... Oil, Gas & Consumable Fuels 266,054 1,639,889
CNH Industrial NV ................ Machinery 85,069 955,325
CRH plc ....................... Construction Materials 12,628 1,351,196
Sanofi SA ...................... Pharmaceuticals 15,942 1,363,099
Shell plc ....................... Oil, Gas & Consumable Fuels 35,145 1,365,559
Smurfit Westrock plc .............. Containers & Packaging 26,232 1,213,492
7,888,560
Total Common Stocks (Cost $ 39,620,229 ) ......................................
58,024,625
Short Term Investments 3.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.7%
United States 0.7%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 462,344 462,344
Total Money Market Funds (Cost $ 462,344 ) .....................................
462,344
f
Investments from Cash Collateral Received for Loaned
Securities 2.5%
Money Market Funds 2.5%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 1,523,015 1,523,015
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,523,015 ) .................................................................
1,523,015
a a a a a
Total Short Term Investments (Cost $ 1,985,359 ) .................................
1,985,359
a a a
Total Investments (Cost $ 41,605,588 ) 96.5% ....................................
$60,009,984
Other Assets, less Liabilities 3.5% .............................................
2,178,710
Net Assets 100.0% ...........................................................
$62,188,694
a a a

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 25 .
a
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At June 30, 2026, the aggregate value of these securities was $2,146,061, representing 3.5% of net assets.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the value of this security was
$1,182,999, representing 1.9% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $11,978,870 $39,620,229
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 754,217 1,985,359
Value - Unaffiliated issuers (Includes securities loaned of $1,683,734 and $2,518,999, respectively) ............................................................ $18,149,011 $58,024,625
Value - Non-controlled affiliates (Note 3 d ) ...................................... 754,217 1,985,359
Foreign currency, at value (cost $314 and $47,380, respectively) ...................... 311 47,446
Receivables:
Investment securities sold .................................................. — 507,682
Capital shares sold ....................................................... 1,744 10,831
Dividends .............................................................. 140,160 3,375,105
Foreign tax refund ........................................................ — 11,499
European Union tax reclaims (Note 1 e ) ........................................ 253,343 —
Affiliates ............................................................... — 23,217
Total assets ......................................................... 19,298,786 63,985,764
Liabilities:
Payables:
Investment securities purchased ............................................. — 246
Capital shares redeemed .................................................. 129,463 229,000
Management fees ........................................................ 15,063 —
Custodian fees .......................................................... 11,675 4,216
Transfer agent fees ....................................................... 2,326 1,479
Trustees' fees and expenses ................................................ — 7,126
Payable upon return of securities loaned (Note 1 d ) ................................. 43,160 1,523,015
Accrued expenses and other liabilities .......................................... (992) 31,988
Total liabilities ........................................................ 200,695 1,797,070
Net assets, at value ................................................ $19,098,091 $62,188,694
Net assets consist of:
Paid-in capital ............................................................ $8,397,641 $37,460,672
Total distributable earnings (losses) ............................................ 10,700,450 24,728,022
Net assets, at value ................................................ $19,098,091 $62,188,694
Shares outstanding ........................................................ 1,707,511
Net asset value per share
a
................................................... $11.18
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $62,071,513
Shares outstanding ........................................................................ 5,770,706
Net asset value per share
a
.................................................................. $10.76
Service Shares:
Net assets, at value ....................................................................... $117,181
Shares outstanding ........................................................................ 10,418
Net asset value per share
a
.................................................................. $11.25
a
Net asset value per share may not recalculate due to rounding.

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2026 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $– and $82,788, respectively)
Unaffiliated issuers ....................................................... $320,732 $967,363
Non-controlled affiliates (Note 3 d ) ............................................ 4,916 27,580
Interest:
Unaffiliated issuers ....................................................... 109 1,781
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (1,797) (14,518)
Non-controlled affiliates (Note 3 d ) ............................................ 4,432 17,728
Other income (Note 1e) ..................................................... 699 —
Total investment income .................................................. 329,091 999,934
Expenses:
Management fees (Note 3 a ) .................................................. 101,263 247,384
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 10,613
    Service Shares ......................................................... — 126
Transfer agent fees (Note 3c) ................................................. 5,203 —
Sub-transfer agent fees: (Note 3c)
    Service Shares ......................................................... — 107
Custodian fees ........................................................... 6,237 1,245
Reports to shareholders fees ................................................. 3,408 5,436
Registration and filing fees ................................................... 6,514 20,171
Professional fees .......................................................... 2,717 17,227
Trustees' fees and expenses ................................................. — 10,653
Pricing fees .............................................................. 18,251 18,081
Other ................................................................... 1,607 24,849
Total expenses ........................................................ 145,200 355,892
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (363) (13,088)
Net expenses ........................................................ 144,837 342,804
Net investment income ............................................... 184,254 657,130
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $– and $645,669, respectively)
Unaffiliated issuers ..................................................... 2,597,831 4,987,508
Foreign currency transactions ............................................... (555) 6,959
Futures contracts ........................................................ — 349,025
Net realized gain (loss) ................................................. 2,597,276 5,343,492
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (570,963) 3,102,051
Translation of other assets and liabilities denominated in foreign currencies ............. (18,331) (122,907)
Futures contracts ........................................................ — (36,576)
Change in deferred taxes on unrealized appreciation .............................. — 28,992
Net change in unrealized appreciation (depreciation) ........................... (589,294) 2,971,560
Net realized and unrealized gain (loss) ........................................... 2,007,982 8,315,052
Net increase (decrease) in net assets resulting from operations ......................... $2,192,236 $8,972,182

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller Companies Series International Equity Series
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $184,254 $1,286,170 $657,130 $1,150,408
Net realized gain (loss) ............ 2,597,276 24,871,213 5,343,492 27,238,899
Net change in unrealized appreciation
(depreciation) ................. (589,294) (19,405,242) 2,971,560 (8,584,343)
Net increase (decrease) in net
assets resulting from operations . 2,192,236 6,752,141 8,972,182 19,804,964
Distributions to shareholders:
Primary Shares .................. — — — (18,443,166)
Service Shares .................. — — — (49,690)
Distributions to shareholders ......... — (10,939,760) — —
Total distributions to shareholders ..... — (10,939,760) — (18,492,856)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (4,867,661) (44,544,785)
Service Shares .................. — — (34,648) 12,424
Capital share transactions (Note 2 ) ..... (7,042,070) (83,710,712) — —
Total capital share transactions ....... (7,042,070) (83,710,712) (4,902,309) (44,532,361)
Net increase (decrease) in net
assets ..................... (4,849,834) (87,898,331) 4,069,873 (43,220,253)
Net assets:
Beginning of period ................ 23,947,925 111,846,256 58,118,821 101,339,074
End of period ..................... $19,098,091 $23,947,925 $62,188,694 $58,118,821

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. International
Equity Series offers Primary and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
See Note 6 regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
June 30, 2026, Foreign Smaller Companies Series and
International Equity Series held $1,835,862 and $1,107,805,
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
respectively, in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Funds' custodian. The
Fund cannot repledge or resell these securities held as
collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Six Months ended June 30, 2026
Shares sold .................................................................. 95,011 $1,042,184
Shares redeemed .............................................................. (739,610) (8,084,254)
Net increase (decrease) ......................................................... (644,599) $(7,042,070)
Year ended December 31, 2025
Shares sold .................................................................. 312,508 $4,972,218
Shares issued in reinvestment of distributions ......................................... 1,014,696 10,268,719
Shares redeemed .............................................................. (5,991,881) (98,951,649)
Net increase (decrease) ......................................................... (4,664,677) $(83,710,712)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 768,062 $7,861,006
Shares redeemed .............................................................. (1,209,841) (12,728,667)
Net increase (decrease) ......................................................... (441,779) $(4,867,661)
Year ended December 31, 2025
Shares sold .................................................................. 1,061,783 $12,083,748
Shares issued in reinvestment of distributions ......................................... 1,808,573 17,030,276
Shares redeemed .............................................................. (6,573,690) (73,658,809)
Net increase (decrease) ......................................................... (3,703,334) $(44,544,785)
Service Shares
Service Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 51 $537
Shares redeemed .............................................................. (3,092) (35,185)
Net increase (decrease) ......................................................... (3,041) $(34,648)
Year ended December 31, 2025
Shares sold .................................................................. 227 $2,760
Shares issued in reinvestment of distributions ......................................... 5,043 49,690
Shares redeemed .............................................................. (4,060) (40,026)
Net increase (decrease) ......................................................... 1,210 $12,424
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
International Equity Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Annualized Fee Rate Net Assets
0.950% Up to and including $500 million
0.930% Over $500 million, up to and including $1 billion
0.910% Over $1 billion, up to and including $5 billion
0.890% Over $5 billion, up to and including $10 billion
0.870% Over $10 billion, up to and including $15 billion
0.850% In excess of $15 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $500 million
0.755% Over $500 million, up to and including $1 billion
0.735% Over $1 billion, up to and including $5 billion
0.715% Over $5 billion, up to and including $10 billion
0.695% Over $10 billion, up to and including $15 billion
0.675% In excess of $15 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate .................................... 0.950% 0.775%
3. Transactions with Affiliates
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
For the period ended June 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series' Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2026, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees .......................................................... $3,740 $9,981
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $2,466,432 $(1,755,375) $— $— $711,057 711,057 $4,916
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $2,005,745 $(1,962,585) $— $— $43,160 43,160 $4,432
Total Affiliated Securities ... $— $4,472,177 $(3,717,960) $— $— $754,217 $9,348
International Equity Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $695,616 $13,015,468 $(13,248,740) $— $— $462,344 462,344 $27,580
3. Transactions with Affiliates
(continued)
c. Transfer Agent Fees
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
International Equity Series (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $2,933,669 $9,422,564 $(10,833,218) $— $— $1,523,015 1,523,015 $17,728
Total Affiliated Securities ... $3,629,285 $22,438,032 $(24,081,958) $— $— $1,985,359 $45,308
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ......................................................... $13,982,750 $42,513,499
Unrealized appreciation ....................................................... $6,538,605 $20,404,247
Unrealized depreciation ....................................................... (1,618,127) (2,907,762)
Net unrealized appreciation (depreciation) ......................................... $4,920,478 $17,496,485
Foreign Smaller
Companies
Series
International
Equity Series
Purchases ................................................................ $2,851,320 $11,793,192
Sales .................................................................... $10,335,980 $16,935,100
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
At June 30, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Shareholder Concentrations
Foreign Smaller Companies Series has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2026, the Fund had one unaffiliated shareholder holding 78% of the Fund's outstanding shares.
7. Other Derivative Information
For the period ended June 30, 2026 , the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts represented $3,502,768.
See Note 1(c) regarding derivative financial instruments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
.......................................................... $43,160 $1,523,015
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $349,025 Futures contracts $(36,576)
Total ....................... $349,025 $(36,576)
5. Investment Transactions
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Funds, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
9. Upcoming Liquidation
On May 19, 2026, the Board approved a proposal to liquidate the Foreign Smaller Companies Series Fund. Effective, June 26,
2026, the Fund was closed to all new investments. The Fund is scheduled to liquidate on or about October 9, 2026.
On May 19, 2026, the Board approved a proposal to liquidate the International Equity Series Fund. Effective, June 26, 2026,
the Fund was closed to all new investments. The Fund is scheduled to liquidate on or about August 7, 2026.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2026, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
8. Concentration of Risk
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
a
Common Stocks :
Austria ............................... $ 159,039 $ 245,121 $ — $ 404,160
Bahamas ............................. 444,837 — — 444,837
Brazil ................................ 567,143 — — 567,143
Canada .............................. 828,389 — — 828,389
China ............................... — 325,863 — 325,863
France ............................... — 648,953 — 648,953
Germany ............................. — 661,606 — 661,606
Hong Kong ........................... — 474,284 — 474,284
Ireland ............................... — 405,277 — 405,277
Israel ................................ — 276,186 — 276,186
Italy ................................. 353,525 1,311,945 — 1,665,470
Japan ............................... — 3,749,610 — 3,749,610
Mexico .............................. 284,181 — — 284,181
New Zealand .......................... — 269,293 — 269,293
Norway .............................. — 294,844 — 294,844
Philippines ............................ — 275,036 — 275,036
Singapore ............................ — 209,417 — 209,417
South Korea .......................... — 1,583,841 — 1,583,841
Switzerland ........................... — 483,843 — 483,843
Taiwan ............................... — 849,945 — 849,945
Thailand ............................. — 90,450 — 90,450
United Kingdom ........................ 1,330,713 1,259,493 — 2,590,206
United States .......................... 570,786 — — 570,786
Management Investment Companies ......... 195,391 — — 195,391
Short Term Investments ................... 754,217 — — 754,217
Total Investments in Securities ........... $5,488,221 $13,415,007
b
$— $18,903,228
International Equity Series
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. — 571,886 — 571,886
Canada .............................. 2,652,994 — — 2,652,994
China ............................... 802,926 1,959,318 — 2,762,244
Denmark ............................. — 1,098,905 — 1,098,905
France ............................... — 3,932,810 — 3,932,810
Germany ............................. — 5,781,494 — 5,781,494
Hong Kong ........................... — 900,875 — 900,875
India ................................ — 1,383,911 — 1,383,911
Japan ............................... 1,279,992 5,282,987 — 6,562,979
Netherlands ........................... — 5,301,569 — 5,301,569
Norway .............................. — 1,029,480 — 1,029,480
South Korea .......................... — 3,991,488 — 3,991,488
Switzerland ........................... 1,365,031 — — 1,365,031
Taiwan ............................... — 2,863,559 — 2,863,559
United Kingdom ........................ 980,636 8,956,204 — 9,936,840
United States .......................... 3,520,013 4,368,547 — 7,888,560
Short Term Investments ................... 1,985,359 — — 1,985,359
Total Investments in Securities ........... $12,586,951 $47,423,033
c
$— $60,009,984
11. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
12. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer to the
Fund within the Funds' investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $13,415,007, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $47,423,033, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
11. Fair Value Measurements
(continued)

Templeton Institutional Funds

ftinstitutional.com
Semiannual Report
TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series
International Equity Series
(each a Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Templeton Institutional Funds
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Templeton Investment Counsel, LLC (TICL) and the Trust, on behalf of each Fund, and an investment sub-advisory agreement between TICL and Franklin Templeton Investments Corp. (Sub-Adviser), an affiliate of TICL, on behalf of the Foreign Smaller
Companies Series (each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. TICL and the Sub-Adviser are each referred to herein as a Manager.
At the Meeting, management presented a proposal for the liquidation of each Fund, which had failed to attract sufficient assets to remain competitive. To provide management flexibility with respect to such liquidations, the Board considered and approved each Management Agreement for an additional one-year period.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Institutional Funds

ftinstitutional.com
Semiannual Report
met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Templeton Institutional Funds

ftinstitutional.com
Semiannual Report
Foreign Smaller Companies Series - The Performance Universe for the Fund included the Fund and all retail and institutional international small-/mid-cap growth funds. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. Management explained that stock selection was the primary detractor from relative performance. The Board also noted that the Fund only had approximately $24.1 million in assets under management as of December 31, 2025. Management proposed and the Board approved at the Meeting the liquidation of the Fund on or about September 11, 2026. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period in order to effectuate the liquidation of the Fund.
International Equity Series - The Performance Universe for the Fund included the Fund and all retail and institutional international large-cap value funds. The Board noted that the Fund’s annualized total return for the one-, five- and 10-
year periods was below the median of its Performance Universe, but for the three-year period was above the median of its
Performance Universe. Management noted that the Fund pursues a core value approach compared to the deeper value orientation of the peer group. The Board also noted that the Fund only had approximately $59 million in assets under management as of December 31, 2025. Management proposed and the Board approved at the Meeting the liquidation of the
Fund on or about August 7, 2026. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period in order to effectuate the liquidation of the Fund.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges
(as applicable), and the actual total expense ratio, for comparative consistency, was shown for: (i) Institutional Class or Class
I shares, as applicable for the other funds in the Foreign Smaller Companies Series’ Expense Group with multiple classes of shares, and (ii) Primary shares for the International Equity Series and for Institutional Class, Class I or Class Y shares, as applicable, for the other funds in the Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Foreign Smaller Companies Series - The Expense Group for the Fund included the Fund, 11 other international small-/mid-
cap growth funds and one international small-/mid-cap core fund. The Board noted that the Management Rate was below the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was above the median of its Expense Group. The Board noted that the Sub-Adviser is paid by TICL out of the management fee TICL receives from the
Fund and that the allocation of the fee between TICL and the Sub-Adviser reflected the services provided by each to the Fund.
The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
International Equity Series - The Expense Group for the Fund included the Fund and 11 other international large-cap value funds. The Board noted that the Management Rate was below the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was above the median of its Expense Group. The Board further noted that the
Management Rate reflected a management fee waiver. The Board concluded that the Management Rate charged to the Fund is reasonable.

Templeton Institutional Funds

ftinstitutional.com
Semiannual Report
Profitability
The Board reviewed and considered information regarding the profits realized by TICL and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable upfront expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent, and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ views that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board noted that each Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale, but concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

ZTIF-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Institutional Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 27, 2026